Snow Capital Small Cap Value Fund
Snow Capital Small Cap Value Fund
Supplement dated September 29, 2017

to the

Prospectus dated June 28, 2017

for Snow Capital Opportunity Fund (the “Opportunity Fund”) and

Snow Capital Small Cap Value Fund (the “Small Cap Value Fund”) (together, the “Funds”), each a series of Trust for Professional Managers

On August 18, 2017, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Snow Capital Management L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce each Fund’s management fee by 0.20%, effective October 1, 2017.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit by 0.20%, effective October 1, 2017.

The following disclosures in the Prospectus are hereby revised to reflect the management fee and operating expense limit reductions:

Page 1 – “Summary Section - Snow Capital Small Cap Value Fund – Fees and Expenses of the Fund”

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class” on page 33 of the Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charge on Class A Shares” on page 58 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Snow Capital Small Cap Value Fund	Snow Capital Small Cap Value Fund - Class A Shares		Snow Capital Small Cap Value Fund - Class C Shares	Snow Capital Small Cap Value Fund - Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	0.50%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%		0.50%	0.50%
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Snow Capital Small Cap Value Fund		Snow Capital Small Cap Value Fund - Class A Shares	Snow Capital Small Cap Value Fund - Class C Shares	Snow Capital Small Cap Value Fund - Institutional Class Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Interest Expense		0.01%	0.01%	0.01%
Remainder of Other Expenses		0.64%	0.57%	0.64%
Total Annual Fund Operating Expenses		1.85%	2.53%	1.60%
Less: Fee Waiver/Expense Reimbursement	[1]	(0.34%)	(0.27%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.51%	2.26%	1.26%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, acquired fund fees and expenses, dividends or interest expenses or short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, (collectively, "Excluded Expenses")) for the Fund does not exceed 1.25% of the Fund's average net assets, through at least June 28, 2018, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 1.25%. The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of recoupment.
[2]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement includes interest expense of 0.01% for Class A, Class C and Institutional Class shares, which is an Excluded Expense.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2018.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Snow Capital Small Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Snow Capital Small Cap Value Fund - Class A Shares	671	1,045	1,443	2,554
Snow Capital Small Cap Value Fund - Class C Shares	229	762	1,321	2,845
Snow Capital Small Cap Value Fund - Institutional Class Shares	128	472	839	1,871

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares | USD ($)	329	762	1,321	2,845